Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary relevant financial information by operating segment

The table below summarizes the relevant financial information by operating segment:

	Year ended December 31, 2024
	Active ingredient	Pharmaceutical	Total
	$	$	$
Revenue	8,492	1,095	9,587
Cost of sales	(4,706)	(152)	(4,858)
Gross margin	3,786	943	4,729
Research and development	(3,943)	(4,361)	(8,304)
Impairment of intangible assets	-	(3,196)	(3,196)
Impairment of property and equipment	(1,061)	-	(1,061)
Loss from operations before SG&A and other income (expenses)	(1,218)	(6,614)	(7,832)
Selling, general & administrative			(10,448)
Loss from operations			(18,280)
Net other income			3,055
Loss before income taxes			(15,225)

	Year ended December 31, 2023
	Active ingredient	Pharmaceutical	Total
	$	$	$
Revenue	7,143	-	7,143
Cost of sales	(4,205)	-	(4,205)
Gross margin	2,938	-	2,938
Research and development	(2,040)	-	(2,040)
Income from operations before SG&A and other income (expenses)	898	-	898
Selling, general & administrative			(5,527)
Loss from operations			(4,629)
Net other income			259
Loss before income taxes			(4,370)

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)

	Year ended December 31, 2022
	Active ingredient	Pharmaceutical	Total
	$	$	$
Revenue	14,572	-	14,572
Cost of sales	(6,016)	-	(6,016)
Gross margin	8,556	-	8,556
Research and development	(1,371)	-	(1,371)
Income from operations before SG&A and other income (expenses)	7,185	-	7,185
Selling, general & administrative			(2,865)
Income from operations			4,320
Net other income			208
Income before income taxes			4,528

Summary of non-current assets by geographical area

Non-current assets include restricted cash equivalents and property and equipment, and are detailed by geographical area as follows:

	December 31,
	2024	2023
	$	$
Germany	205	-
Canada	9,320	10,979
United States	71	-
Austria	1,493	681
	11,089	11,660